Financial assets - Disclosure of gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,243,289	€ 1,313,332
Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,134,518	1,194,011
Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	77,658	85,052
Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,113	34,269
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	73,628	87,857
Financial assets at fair value through other comprehensive income | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	60,935	76,568
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,693	11,289
Financial assets at fair value through other comprehensive income | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	304	363
Financial assets at fair value through other comprehensive income | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,389	10,926
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	73,048	87,135
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	60,924	76,521
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,124	10,614
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	304	363
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	11,820	10,251
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	399	469
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	11	41
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	388	428
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	388	428
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	181	253
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	6
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	181	247
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	181	247
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,169,661	1,225,475
Financial assets at amortised cost | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	120,011	121,244
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,049,650	1,104,231
Financial assets at amortised cost | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	55,350	55,542
Financial assets at amortised cost | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	977,494	1,032,510
Financial assets at amortised cost | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	16,806	16,179
Financial assets at amortised cost | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,061,470	1,106,876
Financial assets at amortised cost | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	118,138	119,993
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	943,332	986,883
Financial assets at amortised cost | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	55,319	55,542
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	871,207	915,162
Financial assets at amortised cost | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	16,806	16,179
Financial assets at amortised cost | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	77,259	84,583
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,116	556
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	76,143	84,027
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	11	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	76,132	84,027
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	30,932	34,016
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	757	695
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	30,175	33,321
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	20	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances to customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	30,155	33,321
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 0	€ 0